Copeland Trust

Copeland International Risk Managed Dividend Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for Copeland International Risk Managed Dividend Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 28, 2013 SEC Accession No. 0000910472-13-001167.